Form N-1A Cover	Jul. 11, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 11, 2025
Prospectus Date	Feb. 28, 2025